Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of maturities of lease liabilities

For the years ending December 31,	Amount
2026	$4
2027	—
2028	—
2029	—
2030	—
Total operating lease payments	$4
Less: imputed interest	—
Present value of operating lease liabilities	$4

Schedule of future minimum rentals

Future Minimum
For the year ending December 31,	Rentals
2026	$587
2027	156
2028	2
Total	$745